SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) € in Millions, $ in Millions, ₨ in Billions, ¥ in Billions, R in Billions										1 Months Ended			2 Months Ended	6 Months Ended
	May 19, 2026 USD ($)	Mar. 11, 2026 USD ($)	Dec. 05, 2025 USD ($) Tranche	Nov. 13, 2025 EUR (€)	Jul. 28, 2025 USD ($)	May 13, 2025 EUR (€)	Apr. 30, 2025	Mar. 18, 2025	May 29, 2024 USD ($) extension_option	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) extension_option	Jun. 30, 2024 USD ($)	Mar. 04, 2024 INR (₨) Loan	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 INR (₨)	Dec. 30, 2025 ZAR (R)	Dec. 19, 2025 EUR (€)	Nov. 21, 2025 JPY (¥)	Sep. 16, 2025 ZAR (R)	Jun. 24, 2025 EUR (€)	Dec. 28, 2023 INR (₨)	Nov. 17, 2023 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	May 25, 2017 ZAR (R)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities														$ 472	$ 1,135
Proceeds from short-term and long-term debt														1,753	$ 974
Number of loans | Loan													2
Foreign exchange gains arising on translation														168
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €																€ 4,584.0
Hedged item, assets | €																€ 8,601.0
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity									$ 5,500
Borrowings, number of extension options | extension_option									2
Borrowings, extension option term									1 year
Borrowings, extension option exercised							1 year
Notional amount														5,500
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																																$ 500
Revolving multi-currency letter of credit facility, due 2027
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 500						$ 445
Borrowings, number of extension options | extension_option											2
Borrowings, extension option term											1 year
Borrowings, extension option exercised								1 year
Line of credit facility, maximum borrowing by accordion clause																																$ 595
Increase in maximum borrowing capacity					$ 55
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities		$ 401
Notional amount		$ 750												$ 750
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate														4.55%		4.55%	4.55%	4.55%	4.55%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 1,000
Proceeds from short-term and long-term debt	$ 1,000
Interest rate	5.375%
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate														5.38%		5.38%	5.38%	5.38%	5.38%
EIB Loan, Due 2025-2028
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																					€ 400.0
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																													€ 280.0
Borrowings outstanding														$ 239		€ 210.0
JPY 37.5 billion variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | ¥																						¥ 37.5
JPY 33 billion variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | ¥																						¥ 33.0
JPY Loans, variable rate
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding														434			¥ 70.5
€310m Variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																								€ 310.0
€80m Variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																								80.0
€310m Variable Rate Loan, german Schuldschein Market
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																								€ 310.0
Other loans, variable rate
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding														795		700.0
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																												€ 346.5
€24.5m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																												24.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | €				€ 263.0
Borrowings, maximum capacity | €																												263.0
€66m fixed rate loan | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €																												€ 66.0
€25m fixed rate loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | €				€ 25.0
Borrowings, maximum capacity | €																											€ 25.0
Other Loans, fixed/floating, due 2023-2033
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities | €						€ 371.0
Borrowings outstanding														75		66.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																														€ 235.0
Borrowings outstanding														78		€ 68.0
150 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Notional amount																										$ 150
Borrowings outstanding														80
200 million loan, European Bank for Reconstruction and Development (EBRD)
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 200
Borrowings outstanding														100
Number of tranches | Tranche			2
200 million loan, European Bank for Reconstruction and Development (EBRD) | Tranche 1
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 100
200 million loan, European Bank for Reconstruction and Development (EBRD) | Tranche 2
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 100
4.5 billion ZAR revolving borrowing base finance facility, due 2024 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																															R 4.5
4 billion ZAR revolving borrowing base finance facility, due 2027 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																							R 4.0
3 billion ZAR revolving borrowing base finance facility due 2027 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																				R 3.0
Borrowings outstanding														183				R 3.0
378 million tax-exempt bond
Disclosure of detailed information about borrowings [line items]
Proceeds from short-term and long-term debt												$ 378
480 million tax-exempt bond
Disclosure of detailed information about borrowings [line items]
Proceeds from short-term and long-term debt										$ 480
378 and 480 million tax-exempt bonds
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding														844
INR 7.5 Billion Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | ₨													₨ 7.5												₨ 7.5
Borrowings outstanding														$ 158					₨ 15.0